Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 6,827,871	$ 5,974,744	$ 5,511,549
Backlog amount	$ 22,600,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	1 year
Backlog percentage	57.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	2 years
Backlog percentage	57.00%
Israel Government Authorities
Disaggregation of Revenue [Line Items]
Revenue	$ 1,755,695	1,000,541
United States Government
Disaggregation of Revenue [Line Items]
Revenue	1,022,277	1,018,811
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	3,496,079	3,457,021
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	553,820	498,371
Over time
Disaggregation of Revenue [Line Items]
Revenue	4,119,580	3,987,097	3,478,768
Point in time
Disaggregation of Revenue [Line Items]
Revenue	2,708,291	1,987,647	2,032,781
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	6,222,939	5,412,455	5,105,921
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 604,932	$ 562,289	$ 405,628